Climate change and energy transition - Narrative (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) $ / bbl $ / t kr / t € / t $ / tCO2	Dec. 31, 2022 USD ($) € / t	Dec. 31, 2021 USD ($) € / t	Dec. 31, 2023 NOK (kr) € / $	Dec. 31, 2023 USD ($) € / $	Dec. 31, 2022 NOK (kr)	Dec. 31, 2022 USD ($)
Climate changes [line items]
EU ETS price | € / t	86	81	25
Transportation cost per barrel | $ / bbl	2
Expense related to carbon emissions and purchase	$ 486,000,000	$ 510,000,000	$ 428,000,000
Property, plant and equipment					$ 58,822,000,000		$ 56,498,000,000
Investments	$ 14,500,000,000	$ 9,994,000,000	$ 8,506,000,000
Share capital				kr 7,507,761,512.50	$ 1,100,516,940	kr 7,938,675,397.50	1,142,036,265
Equinor's assumptions for currency rates | € / $				1,176	1,176
Percent of current portfolio with only sanctioned projects being committed				50.00%	50.00%
Bayou Bend [Member]
Climate changes [line items]
Percentage of share acquired				25.00%	25.00%
Commodity price sensitivity [Member]
Climate changes [line items]
Percentage of reasonably possible change, market risk	30.00%	30.00%
Commodity price sensitivity [Member] | NZE by 2050 scenario [Member]
Climate changes [line items]
Impairment exposure due to net zero emission					$ 10,000,000,000.0
Commodity price sensitivity [Member] | Announced pledged scenario [Member]
Climate changes [line items]
Potential impairments associated with scenarios increase amount	$ 500,000,000
High range value [Member] | Commodity price sensitivity [Member] | Announced pledged scenario [Member]
Climate changes [line items]
Impairment exposure due to net zero emission					$ 3,000,000,000.0
Investments in CCS [Member]
Climate changes [line items]
Investments	179,000,000	$ 36,000,000
Eelectrification of oil and gas assets [Member]
Climate changes [line items]
Investments	200,000,000	250,000,000
REN [Member]
Climate changes [line items]
Investments	$ 2,007,000,000	$ 298,000,000
MMP and REN [Member]
Climate changes [line items]
Percent of total book value of non-current segment assets and equity accounted investments	12.00%
Next two years [Member]
Climate changes [line items]
Internal carbon price | $ / t	82
EU ETS price | € / t	80
2030 [Member]
Climate changes [line items]
Internal carbon price | $ / t	115
Expected tax increase on carbon emissions maximum | kr / t	2,000
Percent of reduction aimed in net carbon intensity				20.00%	20.00%
2030 [Member] | Commodity price sensitivity [Member] | NZE by 2050 scenario [Member]
Climate changes [line items]
EU ETS price | $ / tCO2	146
2030 [Member] | Commodity price sensitivity [Member] | Announced pledged scenario [Member]
Climate changes [line items]
EU ETS price | $ / tCO2	141
2035 [Member]
Climate changes [line items]
Percent of reduction aimed in net carbon intensity				40.00%	40.00%
2040 [Member]
Climate changes [line items]
EU ETS price | € / t	130	109
2050 [Member]
Climate changes [line items]
EU ETS price | € / t	150	135
2050 [Member] | Commodity price sensitivity [Member] | NZE by 2050 scenario [Member]
Climate changes [line items]
EU ETS price | $ / tCO2	261
2050 [Member] | Commodity price sensitivity [Member] | Announced pledged scenario [Member]
Climate changes [line items]
EU ETS price | $ / tCO2	208
Period 2024-2030 [Member]
Climate changes [line items]
Percent of proved oil and gas reserves, expected to be produced				65.00%	65.00%
Period 2024-2050 [Member]
Climate changes [line items]
Percent of proved oil and gas reserves, expected to be produced				99.00%	99.00%
Oil and Gas prospects, signature bonuses and the capitalised exploration costs [Member]
Climate changes [line items]
Total carrying value of intangible assets					$ 3,205,000,000		3,634,000,000
Percentage increase decrease in emissions rate	(50.00%)
Asset retirement obligations [Member]
Climate changes [line items]
Potential financial effect of shorter production period					$ 1,200,000,000		$ 1,000,000,000